Note 4 - Other Receivables (Details) - Other Receivables, Net In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2014 Subsidiary of Common Parent [Member] CNY		Dec. 31, 2013 Subsidiary of Common Parent [Member] CNY
Note 4 - Other Receivables (Details) - Other Receivables, Net [Line Items]
Advances to staff (i)		8,159	[1]	9,494	[1]
Advances to entrepreneurial agents (ii)		981	[2]	1,984	[2]
Rental deposits		5,701		6,213
Interest income receivables (iii)		46,472	[3]	47,273	[3]
Value-added tax recoverable (iv)		2,786	[4]	1,867	[4]
Receivable from third parties(v)	33,782	209,601		144,371		17,020	[5]	141,938	[5]
Reimbursement from insurance company (vi)			[6]	40,106	[6]
Other		7,030		5,901
	$ 14,207	88,149		254,776

[1]	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
[2]	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.
[3]	This represented accrued interest income on bank deposits and interest bearing receivable from third parties as described in (v).
[4]	As of December 31, 2013 and December 31, 2014, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2013 had been refunded during the year 2014, and the amount as of December 31, 2014 had not been refunded up to report date.
[5]	Receivable from third parties mainly included receivables from two third parties: 1) receivable from Guangdong Jintaiping Asset Management Co. Ltd ("Jintaiping"). The Group held 19.5% equity interest of Jintaiping before December 2013. In December 2013, the Group disposed of the equity share of Jintaiping. Accordingly, receivable from Jintaiping was reclassified from amount due from related parties to other receivables. The loan receivable from Jintaiping is payable within one year and bears annual interest rate at 8%. As of December 31, 2014, the amount due from Jintaiping was 17,020 (2013: RMB130,651). The receivable were unsecured and repayable on demand; and 2) other receivable from third parties as of December 31, 2013 also included receivable from Shanghai Puyi Investment Consulting Co.,Ltd ("Shanghai Puyi"). On December 2, 2013, the Group signed an equity transfer agreement to sell its 19.5% shareholdings of Jintaiping to Shanghai Puyi at a consideration of RMB7,987, which should be settled within 30 days after the legal registration of equity transfer and had been settled in 2014.
[6]	On April 23, 2014, the company has signed a settlement agreement with an insurance company. Please refer to note 16 (iii) for details. The legal case has been settled in August 2014.